Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Air Freight & Logistics
United Parcel Service, Inc. - Cl. B	166,234	$34,571,685	3.82%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	52,632	19,209,101	2.12

Application Software
Adobe, Inc.*	45,286	26,521,293	2.93

Consumer Finance
American Express Co.	165,792	27,393,812	3.03

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	137,516	40,083,163	4.43
Visa, Inc. - Cl. A	234,385	54,803,901	6.05
		94,887,064	10.48
Footwear
NIKE, Inc. - Cl. B	180,748	27,923,759	3.09

Health Care Equipment
Danaher Corporation	105,369	28,276,825	3.12
Intuitive Surgical, Inc.*	22,515	20,705,694	2.29
		48,982,519	5.41
Interactive Media & Services
Alphabet, Inc. - Cl. A*	24,227	59,157,246	6.53
Facebook, Inc. - Cl. A*	160,547	55,823,798	6.17
		114,981,044	12.70
Internet & Direct Marketing Retail
Amazon.com, Inc.*	20,346	69,993,495	7.73

Movies & Entertainment
The Walt Disney Company*	282,962	49,736,231	5.49

Railroads
Canadian Pacific Railway Ltd.	321,205	24,703,877	2.73

Restaurants
Chipotle Mexican Grill, Inc.*	12,733	19,740,479	2.18
Starbucks Corp.	377,988	42,262,839	4.67
		62,003,318	6.85

	Number of Shares	Value	Percent of Net Assets
Semiconductor Equipment
Lam Research Corporation	35,488	$23,092,042	2.55%

Semiconductors
NVIDIA Corporation	59,664	47,737,167	5.27
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	195,665	23,511,106	2.60
		71,248,273	7.87
Specialty Chemicals
The Sherwin-Williams Company	120,852	32,926,127	3.64

Systems Software
Microsoft Corporation	239,819	64,966,967	7.17
ServiceNow, Inc.*	54,153	29,759,781	3.29
		94,726,748	10.46
Technology Hardware, Storage & Peripherals
Apple, Inc.	265,921	36,420,540	4.02

TOTAL COMMON STOCKS
(Cost $406,496,662)		859,320,928	94.92

SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	47,913,742	47,913,742	5.29

TOTAL SHORT-TERM INVESTMENTS
(Cost $47,913,742)		47,913,742	5.29

TOTAL INVESTMENTS
(Cost $454,410,404)		907,234,670	100.21

Liabilities, Less Cash and Other Assets		(1,895,158)	(0.21)

NET ASSETS		$905,339,512	100.00%

^	As of June 30, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing.

See notes to schedule of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Apparel Retail
Burlington Stores, Inc.*	30,297	$9,755,331	2.26%

Application Software
DocuSign, Inc.*	22,895	6,400,755	1.48

Automobile Manufacturers
Tesla, Inc.*	5,680	3,860,696	0.89

Data Processing & Outsourced Services
Mastercard, Inc. - Cl. A	40,770	14,884,719	3.45
PayPal Holdings, Inc.*	102,883	29,988,337	6.96
Square, Inc. - Cl. A*	41,839	10,200,348	2.37
Visa, Inc. - Cl. A	18,467	4,317,954	1.00
		59,391,358	13.78
Health Care Equipment
Danaher Corporation	45,129	12,110,818	2.81
DexCom, Inc.*	16,921	7,225,267	1.68
Edwards Lifesciences Corp.*	54,248	5,618,465	1.30
Intuitive Surgical, Inc.*	12,084	11,112,930	2.58
		36,067,480	8.37
Interactive Home Entertainment
Activision Blizzard, Inc.	136,076	12,987,094	3.01
Sea Ltd. ADR*	36,869	10,124,227	2.35
		23,111,321	5.36
Interactive Media & Services
Alphabet, Inc. - Cl. A*	10,823	26,427,493	6.13
Facebook, Inc. - Cl. A*	61,824	21,496,823	4.99
Snap, Inc. - Cl. A*	65,160	4,440,003	1.03
		52,364,319	12.15
Internet & Direct Marketing Retail
Amazon.com, Inc.*	10,897	37,487,423	8.70
Chewy, Inc. - Cl. A*	52,518	4,186,210	0.97
		41,673,633	9.67
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	3,944	5,762,105	1.34
Twilio, Inc. - Cl. A*	25,841	10,185,489	2.36
		15,947,594	3.70

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
The Walt Disney Company*	85,750	$15,072,277	3.50%

Personal Products
The Estee Lauder Companies, Inc. – Cl. A	43,996	13,994,248	3.25

Research & Consulting Services
CoStar Group, Inc.*	53,080	4,396,086	1.02

Restaurants
Chipotle Mexican Grill, Inc.*	6,987	10,832,226	2.51
Domino’s Pizza, Inc.	13,865	6,467,884	1.50
Starbucks Corp.	140,613	15,721,939	3.65
		33,022,049	7.66
Semiconductors
NVIDIA Corporation	18,486	14,790,649	3.43

Specialty Chemicals
The Sherwin-Williams Company	56,988	15,526,381	3.60

Systems Software
Microsoft Corporation	72,456	19,628,330	4.55
ServiceNow, Inc.*	21,274	11,691,127	2.71
		31,319,457	7.26
Technology Hardware, Storage & Peripherals
Apple, Inc.	63,966	8,760,783	2.03

Trucking
Lyft, Inc. - Cl. A*	112,653	6,813,253	1.58
Uber Technologies, Inc.*	199,388	9,993,327	2.32
		16,806,580	3.90
TOTAL COMMON STOCKS
(Cost $216,737,304)		402,260,997	93.31

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	37,365,186	$37,365,186	8.67%

TOTAL SHORT-TERM INVESTMENTS
(Cost $37,365,186)		37,365,186	8.67

TOTAL INVESTMENTS
(Cost $254,102,490)		439,626,183	101.98

Liabilities, Less Cash and Other Assets		(8,541,381)	(1.98)

NET ASSETS		$431,084,802	100.00%

^	As of June 30, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

Marsico 21ST Century Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Aerospace & Defense
Axon Enterprise, Inc.*	45,519	$8,047,759	2.12%
HEICO Corporation	48,506	6,762,707	1.79
		14,810,466	3.91
Airlines
Spirit Airlines, Inc.*	191,315	5,823,629	1.54

Apparel Retail
Burlington Stores, Inc.*	33,400	10,754,466	2.84

Application Software
Atlassian Corporation PLC - Cl. A*	42,007	10,789,918	2.85
Constellation Software, Inc.	5,185	7,852,832	2.07
Datadog, Inc. - Cl. A*	36,162	3,763,741	1.00
Guidewire Software, Inc.*	51,859	5,845,546	1.54
PTC, Inc.*	62,052	8,765,466	2.32
The Descartes Systems Group, Inc.*	130,400	9,018,387	2.38
		46,035,890	12.16
Biotechnology
Exact Sciences Corporation*	58,920	7,324,345	1.93
Natera, Inc.*	37,954	4,308,918	1.14
		11,633,263	3.07
Data Processing & Outsourced Services
Global Payments, Inc.	44,029	8,257,199	2.18
Square, Inc. - Cl. A*	33,069	8,062,222	2.13
WEX, Inc.*	47,247	9,161,193	2.42
		25,480,614	6.73
Diversified Support Services
Cintas Corp.	22,184	8,474,288	2.24

Education Services
Bright Horizons Family Solutions, Inc.*	44,346	6,523,740	1.72

Electrical Components & Equipment
AMETEK, Inc.	48,635	6,492,773	1.71

Electronic Components
Amphenol Corp. - Cl. A	112,790	7,715,964	2.04

	Number of Shares	Value	Percent of Net Assets
Electronic Equipment & Instruments
Cognex Corporation	95,603	$8,035,432	2.12%
Novanta, Inc.*	42,470	5,723,257	1.51
		13,758,689	3.63
Financial Exchanges & Data
MSCI, Inc.	14,888	7,936,495	2.10

General Merchandise Stores
Ollie’s Bargain Outlet Holdings, Inc.*	78,285	6,586,117	1.74

Health Care Equipment
DexCom, Inc.*	19,509	8,330,343	2.20
IDEXX Laboratories, Inc.*	14,839	9,371,570	2.47
Insulet Corp.*	29,650	8,139,222	2.15
		25,841,135	6.82
Health Care Supplies
The Cooper Companies, Inc.	18,402	7,292,161	1.93

Health Care Technology
GoodRx Holdings, Inc. - Cl. A*	69,508	2,502,983	0.66
Teladoc Health, Inc.*	16,822	2,797,330	0.74
		5,300,313	1.40
Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	48,648	5,142,094	1.36

Hotels, Resorts & Cruise Lines
Hilton Worldwide Holdings, Inc.*	55,339	6,674,990	1.76

Interactive Media & Services
Snap, Inc. - Cl. A*	175,610	11,966,065	3.16

Internet Services & Infrastructure
Twilio, Inc. - Cl. A*	27,881	10,989,575	2.90

Leisure Facilities
Planet Fitness, Inc. - Cl. A*	45,573	3,429,368	0.91

Life Sciences Tools & Services
Avantor, Inc.*	222,919	7,915,854	2.09
Mettler-Toledo International, Inc.*	3,357	4,650,586	1.23
Repligen Corp.*	22,893	4,569,901	1.20
		17,136,341	4.52
Metal & Glass Containers
Ball Corporation	72,399	5,865,767	1.55

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
Spotify Technology S.A.*	5,621	$1,549,091	0.41%

Pharmaceuticals
Horizon Therapeutics PLC*	40,140	3,758,710	0.99

Real Estate Services
FirstService Corporation	63,800	10,942,657	2.89

Regional Banks
First Republic Bank	51,040	9,553,157	2.52

Research & Consulting Services
CoStar Group, Inc.*	105,880	8,768,982	2.32

Restaurants
Chipotle Mexican Grill, Inc.*	3,860	5,984,312	1.58

Semiconductor Equipment
Lam Research Corporation	17,033	11,083,373	2.93

Semiconductors
Marvell Technology, Inc.	177,282	10,340,859	2.73
Microchip Technology, Inc.	53,322	7,984,436	2.11
		18,325,295	4.84
Specialized Consumer Services
frontdoor, inc.*	67,857	3,380,636	0.89

Specialized REITs
SBA Communications Corporation - Cl. A	23,673	7,544,585	1.99

Trucking
Lyft, Inc. - Cl. A*	135,642	8,203,628	2.17

TOTAL COMMON STOCKS
(Cost $195,577,220)		360,758,629	95.27

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	22,819,243	$22,819,243	6.03%

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,819,243)		22,819,243	6.03

TOTAL INVESTMENTS
(Cost $218,396,463)		383,577,872	101.30

Liabilities, Less Cash and Other Assets		(4,917,719)	(1.30)

NET ASSETS		$378,660,153	100.00%

^	As of June 30, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Aerospace & Defense
Airbus SE*	10,890	$1,400,266	2.24%

Airlines
Wizz Air Holdings PLC*	16,785	1,084,081	1.73

Apparel, Accessories & Luxury Goods
adidas A.G.	1,652	614,886	0.98
LVMH Moet Hennessy Louis Vuitton S.E.	1,065	835,105	1.34
		1,449,991	2.32
Application Software
Atlassian Corporation PLC - Cl. A*	1,443	370,649	0.59
Constellation Software, Inc.	288	436,184	0.70
SAP S.E.	4,695	661,594	1.05
Xero Ltd.*	4,129	424,536	0.68
		1,892,963	3.02
Asset Management & Custody Banks
Julius Baer Group Ltd.	9,951	649,383	1.04

Automobile Manufacturers
Volkswagen A.G. Preference Shares	2,701	676,413	1.08

Automotive Retail
Auto1 Group S.E.*	17,449	766,570	1.22

Biotechnology
CSL Ltd.	2,903	620,889	0.99

Casinos & Gaming
Sands China, Ltd.*	248,000	1,044,473	1.67

Communications Equipment
Telefonaktiebolaget LM Ericsson B Shares	64,757	813,880	1.30

Consumer Electronics
Sony Group Corporation	14,900	1,450,502	2.32

	Number of Shares	Value	Percent of Net Assets
Data Processing & Outsourced Services
Adyen N.V.*	172	$420,237	0.67%
Mastercard, Inc. - Cl. A	2,559	934,265	1.49
Pagseguro Digital Ltd. - Cl. A*	7,189	402,009	0.64
		1,756,511	2.80
Distillers & Vintners
Diageo PLC	25,645	1,227,780	1.96

Diversified Banks
BAWAG Group A.G.	9,866	525,034	0.84
HDFC Bank Ltd. ADR*	10,525	769,588	1.23
		1,294,622	2.07
Electronic Equipment & Instruments
Keyence Corporation	2,000	1,009,406	1.61

Financial Exchanges & Data
Deutsche Boerse A.G.	8,529	1,488,672	2.38

General Merchandise Stores
Dollarama, Inc.	12,952	592,850	0.95

Health Care Equipment
Koninklijke Philips N.V.	16,262	805,823	1.29
Olympus Corporation	76,300	1,516,453	2.42
		2,322,276	3.71
Health Care Supplies
Alcon, Inc.	16,217	1,135,409	1.81

Health Care Technology
M3, Inc.	8,100	591,523	0.94

Human Resource & Employment Services
Recruit Holdings Company Ltd.	14,600	718,862	1.15

Industrial Conglomerates
Siemens A.G.	10,427	1,652,053	2.64

Industrial Gases
Air Liquide S.A.	6,224	1,089,747	1.74

Industrial Machinery
MISUMI Group, Inc.	23,900	808,893	1.29

Integrated Oil & Gas
TotalEnergies S.E.	26,635	1,205,029	1.92

	Number of Shares	Value	Percent of Net Assets
Integrated Telecommunication Services
Cellnex Telecom SA	31,443	$2,002,872	3.20%

Interactive Home Entertainment
Nintendo Co., Ltd.	1,100	639,831	1.02
Sea Ltd. ADR*	4,949	1,358,995	2.17
		1,998,826	3.19
Interactive Media & Services
Scout24 A.G.	11,727	988,944	1.58
Tencent Holdings Ltd.	27,900	2,098,528	3.35
		3,087,472	4.93
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	9,579	2,172,326	3.47
boohoo group plc*	185,407	796,094	1.27
Meituan - Cl. B*	20,400	841,822	1.34
MercadoLibre, Inc.*	680	1,059,297	1.69
		4,869,539	7.77
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	259	378,394	0.60

Life & Health Insurance
AIA Group Ltd.	102,200	1,270,211	2.03

Movies & Entertainment
Spotify Technology S.A.*	1,715	472,637	0.75

Packaged Foods & Meats
Nestlé S.A.	16,070	2,001,173	3.20

Personal Products
L’Oreal S.A.	1,717	765,104	1.22

Pharmaceuticals
AstraZeneca PLC	16,828	2,021,244	3.23
Novo Nordisk A/S - Cl. B	8,922	747,477	1.19
Roche Holding AG	5,282	1,989,777	3.18
		4,758,498	7.60
Property & Casualty Insurance
Intact Financial Corporation	7,300	991,766	1.58

Real Estate Services
FirstService Corporation	2,900	497,393	0.79

Research & Consulting Services
Experian PLC	35,804	1,379,841	2.20

	Number of Shares	Value	Percent of Net Assets
Restaurants
Domino’s Pizza Enterprises Ltd.	7,749	$700,327	1.12%

Semiconductor Equipment
ASML Holding N.V.	2,632	1,808,246	2.89
Tokyo Electron Ltd.	1,700	735,731	1.17
		2,543,977	4.06
Semiconductors
Infineon Technologies A.G.	11,835	474,608	0.76
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	10,645	1,279,103	2.04
		1,753,711	2.80
Soft Drinks
Coca-Cola Europacific Partners PLC	11,993	711,425	1.14

Specialty Chemicals
Akzo Nobel N.V.	6,011	742,690	1.18
Shin-Etsu Chemical Company Ltd.	5,200	869,670	1.39
		1,612,360	2.57
Trucking
Uber Technologies, Inc.*	13,049	654,016	1.04

TOTAL COMMON STOCKS
(Cost $42,998,844)		61,192,586	97.69

SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	1,773,662	1,773,662	2.83

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,773,662)		1,773,662	2.83

TOTAL INVESTMENTS
(Cost $44,772,506)		62,966,248	100.52

Liabilities, Less Cash and Other Assets		(325,152)	(0.52)

NET ASSETS		$62,641,096	100.00%

^	As of June 30, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$1,059,297	1.68%
Australia	1,691,865	2.69
Austria	525,034	0.83
Brazil	402,009	0.64
Canada	2,896,587	4.60
China/Hong Kong	7,427,360	11.80
Denmark	747,477	1.19
France	5,295,251	8.41
Germany	7,323,740	11.63
India	769,588	1.22
Japan	8,340,871	13.25
Netherlands	3,776,996	6.00
New Zealand	424,536	0.67
Singapore	1,358,995	2.16
Spain	2,002,872	3.18
Sweden	1,286,517	2.04
Switzerland	6,859,823	10.89
Taiwan	1,279,103	2.03
United Kingdom	6,136,384	9.75
United States(1)	3,361,943	5.34
	$62,966,248	100.00%

(1)	Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2021

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS^
Apparel, Accessories & Luxury Goods
Hermes International	7,782	$11,335,993	3.50%
lululemon athletica, inc.*	22,202	8,103,064	2.51
LVMH Moet Hennessy Louis Vuitton S.E.	12,139	9,518,634	2.94
		28,957,691	8.95
Automobile Manufacturers
Volkswagen A.G. Preference Shares	25,367	6,352,669	1.96

Consumer Finance
American Express Co.	61,534	10,167,263	3.14

Data Processing & Outsourced Services
Adyen N.V.*	2,692	6,577,197	2.03
PayPal Holdings, Inc.*	55,232	16,099,023	4.97
Visa, Inc. - Cl. A	47,836	11,185,014	3.46
		33,861,234	10.46
Integrated Telecommunication Services
Cellnex Telecom SA	154,870	9,864,986	3.05

Interactive Home Entertainment
Sea Ltd. ADR*	42,885	11,776,221	3.64

Interactive Media & Services
Alphabet, Inc. - Cl. A*	3,885	9,486,354	2.93
Facebook, Inc. - Cl. A*	47,851	16,638,271	5.14
Tencent Holdings Ltd. ADR	123,572	9,304,972	2.87
		35,429,597	10.94
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	42,704	9,684,413	2.99
Amazon.com, Inc.*	6,049	20,809,528	6.43
		30,493,941	9.42
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	7,723	11,283,149	3.49
Twilio, Inc. - Cl. A*	24,908	9,817,737	3.03
		21,100,886	6.52
Movies & Entertainment
The Walt Disney Company*	73,186	12,863,903	3.97

	Number of Shares	Value	Percent of Net Assets
Personal Products
L’Oreal S.A.	21,065	$9,386,667	2.90%

Railroads
Canadian Pacific Railway Ltd.	127,045	9,771,031	3.02

Restaurants
Chipotle Mexican Grill, Inc.*	3,376	5,233,948	1.62
Domino’s Pizza Enterprises Ltd.	71,720	6,481,802	2.00
Starbucks Corp.	82,470	9,220,970	2.85
		20,936,720	6.47
Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	16,528	11,418,204	3.53

Semiconductors
NVIDIA Corporation	17,213	13,772,121	4.25
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	82,044	9,858,407	3.05
		23,630,528	7.30
Specialty Chemicals
The Sherwin-Williams Company	32,913	8,967,147	2.77

Systems Software
Microsoft Corporation	69,126	18,726,233	5.78

Technology Hardware, Storage & Peripherals
Apple, Inc.	116,561	15,964,195	4.93

TOTAL COMMON STOCKS
(Cost $185,475,328)		319,669,116	98.75

SHORT-TERM INVESTMENTS^
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	204,239	204,239	0.06

TOTAL SHORT-TERM INVESTMENTS
(Cost $204,239)		204,239	0.06

TOTAL INVESTMENTS
(Cost $185,679,567)		319,873,355	98.81

Cash and Other Assets, Less Liabilities		3,839,492	1.19

NET ASSETS		$323,712,847	100.00%

^	As of June 30, 2021, all investments were classified as Level 1 with their corresponding fair valuation disclosed in the above Schedule of Investments. For more information on investment valuation and valuation inputs, refer to the Notes to Schedule of Investments.
*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$6,481,802	2.03%
Canada	21,054,180	6.58
China/Hong Kong	18,989,385	5.94
France	30,241,294	9.45
Germany	6,352,669	1.99
Netherlands	17,995,401	5.63
Singapore	11,776,221	3.68
Spain	9,864,986	3.08
Taiwan	9,858,407	3.08
United States(1)	187,259,010	58.54
	$319,873,355	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•   Level 1 – quoted prices in active markets for identical investments

•   Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•   Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. There were no transfers into or out of Level 3 during the reporting period. As of June 30, 2021, each of the Fund’s investments were categorized as Level 1 securities. The fair values of the investments are reflected on each Fund’s Schedule of Investments by security type and economic industry.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2018-2021 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2021, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

FEDERAL INCOME TAX INFORMATION

At June 30, 2021, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

	Focus Fund	Growth Fund	21ST Century Fund	International Opportunities Fund	Global Fund
Cost of Investments	$454,709,378	$255,237,368	$218,397,619	$44,925,424	$185,988,023

Gross Unrealized Appreciation	$454,748,638	$184,845,925	$168,127,751	$18,525,790	$135,494,898
Gross Unrealized Depreciation	(2,223,346)	(457,110)	(2,947,498)	(484,966)	(1,609,566)

Net Unrealized Appreciation on Investments	$452,525,292	$184,388,815	$165,180,253	$18,040,824	$133,885,332

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.